Putnam
Convertible
Opportunities
and Income Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-29-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on fiscal year 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Convertible Opportunities and Income Trust that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 19, 2000


Report from the Fund Managers

Charles G. Pohl
Rosemary H. Thomsen

Strength in the high-yield sector of a challenging overall bond market, combined with a healthy convertibles market, enabled Putnam Convertible Opportunities and Income Trust to deliver solid results for the fiscal year ended February 2000. Our emphasis on the best-performing industries in the market -- technology, telecommunications, and biotechnology -- further enhanced returns.

Total return for 12 months ended 2/29/00

                   NAV                   Market price
----------------------------------------------------------------------
                 16.33%                    -7.49%
----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* FUND'S CONVERTIBLE HOLDINGS RETAINED SMALL-CAP BIAS

In the convertible portion of the fund, we attempt to emphasize smaller companies with attractive valuations. While this style has been out of favor in recent years, we believe that over time these companies can perform well because of their solid fundamentals and attractive valuations. Convertible bonds can be a worthwhile way to capture equity performance because they offer opportunities to participate in the appreciation with less downside risk than a stock investment.

Because of the fund's small-cap bias, a useful convertible benchmark for its convertible holdings is the Merrill Lynch Small Cap Convertible Index, an unmanaged index of small-capitalization convertible bonds. The fund's convertible bond portion had a total return of 20.0% for the 12-month period, while the Merrill Lynch Small Cap Convertible Index's total return was -9.74%. By comparison, the Merrill Lynch All-Convertible Index, which encompasses all convertible bonds, had a total return of 56.21% for the 12-month period. Most of this return came disproportionately from technology companies in the fourth calendar quarter of 1999.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Common stocks,
including warrants -- 1.5%

Preferred stocks -- 2.7%

Other -- 1.0%

Convertible securities -- 53.8%

Corporate bonds and notes -- 41.0%

Footnote reads:
*Based on total market value of assets as of 2/29/00. Composition will vary over time.


* TECHNOLOGY, TELECOMMUNICATIONS SECTORS PERFORMED WELL

The fund's convertible holdings performed well relative to the Merrill Lynch Small Cap Convertible Index primarily because the fund held a number of strong-performing securities in the high-growth technology and telecom areas. However, in order to stick to the fund's objective and keep the portfolio diversified, we trimmed dramatic appreciation, as many of the big winners in the technology sector had reached questionable levels of valuation.

The fund's top-performing holdings included Level One Communications, Inc., a fiber-optic networking company, and Exodus Communications, which provides companies with comprehensive Internet management and network services. QUALCOMM, which provides digital wireless communications products and services based on a proprietary technology, also performed well for the fund. Finally, two broadcasting firms in the portfolio, Comcast Corp. and Cox Communications, benefited significantly from their investments in Sprint PCS, a national leader in wireless telecommunications. These companies exemplify the tremendous growth in the technology sector's performance in the final calendar quarter. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE SECURITY HOLDINGS]

TOP FIVE CONVERTIBLE SECURITY HOLDINGS*

EMC Corp., 3.25%, 2002
Computer services and software

MediaOne Group, Inc.,
$6.25 cv. pfd. into Vodaphone
Wireless

Exodus Communications,
Inc. 4.75%, 2008
Networking

Houston Industries, Inc.
$3.22 cv. pfd. into Time Warner
Media

Veritas Software Corp., 1.856%, 2006
Computer services and software


[GRAPHIC OMITTED: TOP FIVE CORPORATE BONDS AND NOTES HOLDINGS]

TOP FIVE CORPORATE BONDS AND NOTES HOLDINGS+

Midland Funding II Corp.,
11.75%, 2005
Electric utilities

Benedek Communications Corp., 0%, 2006
Broadcasting

Global Crossing Holdings, Ltd., 9.625%, 2008
Telecommunications

AMFM Operating, Inc., 12.625%, 2006
Broadcasting

L-3 Communication, Inc.,
11.25%, 2010
Telecommunications

Footnotes read:

*These holdings represented 5.1% of the fund's net assets as of 2/29/00.
 Portfolio holdings will vary over time.

+These holdings represented 2.9% of the fund's net assets as of 2/29/00.
 Portfolio holdings will vary over time.


The impact of the technology sector on the convertible market in the past year cannot be overstated. In the Merrill Lynch All-Convertible Index, which reflects the entire universe of convertible bonds, the technology holdings include both traditional high-technology companies as well as telecommunications companies. The combination of new convertible issuance and price appreciation has resulted in an increase in the index's technology sector weighting. It has risen from less than 30% at the end of 1998 to over 50% at the end of 1999.

While we are pleased with the performance of the fund's technology holdings, we believe that, over time, remaining diversified across a broad range of holdings and sectors is the best way to manage for consistent long-term returns. For example, we are well represented in more traditional sectors such as financial services, energy, and cable and media. Many of the fund's holdings in these sectors were acquired at attractive valuations, and we believe that our patience will be rewarded when these areas eventually recover.

* BIOTECHNOLOGY HOLDINGS MADE SOLID CONTRIBUTION

In addition to technology and telecommunications, the biotechnology sector performed well during the period and continues to show strength. One example of a biotech holding in the fund is Sepracor, Inc., a specialty pharmaceutical company. Sepracor's products are designed to help reduce side effects and improve the effectiveness of a wide range of drugs, including those used to treat respiratory, urology, and psychiatric conditions. Another holding, Human Genome Sciences, Inc. (HGSI) was added late in the fiscal period. HGSI's products are based on the company's extensive genetic research, which includes one of the largest proprietary databases of human and microbial genes in the nation. Currently the company is developing a gene therapy treatment for vascular disease. The outlook for biotech companies became somewhat uncertain after President Clinton and British Prime Minister Tony Blair made statements in March, shortly after the close of the reporting period, calling for public access to important elements of genetic research. We remain optimistic about the sector, but as with our technology holdings, we have reduced our biotech positions into market strength.

* SECURITY SELECTION HELPED FUND'S HIGH-YIELD HOLDINGS OUTPERFORM

In an environment in which high-yield bonds outperformed the bond market as a whole, the fund's high-yield holdings outperformed the sector average, as measured by the First Boston High Yield Index. The period was characterized by generally narrowing spreads -- the difference between the yields on Treasury bonds and high-yield bonds -- as well as continued economic strength with low inflation.

The fund's high-yield holdings performed well primarily because of bias toward lower-rated securities and overweight positions in the telecommunications and to a lesser extent, energy sectors. The fund experienced some difficulty in the health-care sector, in which significant upheaval occurred as a result of major cutbacks in Medicare reimbursements. Stocks of nursing home providers held by the fund were particularly hard hit by this industry-wide event. However, the fund's health-care weighting was relatively small, so the damage to performance was not significant.

The telecommunications industry has experienced tremendous growth in the past several years, and high-yield bonds have financed much of this growth. The fund's high-yield holdings in this sector include Covad Communications Group, a high-speed Internet and network access provider. Covad's services are provided over standard copper telephone lines, and its customers include Cisco Systems, Oracle, and Stanford University. A second telecommunications holding is IPC Information Systems, which provides equipment and services to facilitate securities trading for financial institutions.

* OUTLOOK FOR CONVERTIBLES CONTINGENT ON MARKET PREFERENCES

The outlook for the smaller-capitalization convertible bonds for the remainder of 2000 will depend on investor preferences. Specifically, if the market continues to favor the relatively small group of growth companies in the technology, telecommunications, and biotechnology sectors, diversified mutual funds will have a hard time keeping pace with overweight benchmarks. However, if the market begins to broaden to include a more diverse range of sectors -- value-oriented companies, for example -- then the fund would be well positioned to benefit. We are beginning to see some broadening occur, but we believe that the stronger growth sectors will continue to dominate at least through the first half of the year. We will remain invested in these stronger sectors until we see signs of weakness.

For high-yield bonds, our current analysis suggests that the U.S. economy should continue to show solid but moderating growth in the coming year, which would be favorable for high-yield bonds. We anticipate that yields will remain relatively stable, given that the market has already discounted one or two more interest-rate increases before the end of June. A key factor will be inflation, which is beginning to show signs of increasing. The rise in oil prices and the tight U.S. labor markets have become concerns, but strong productivity growth and global competition have thus far kept inflation at bay.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/29/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuers' ability to pay principal and interest.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.




TOTAL RETURN FOR PERIODS ENDED 2/29/00

                                  Merrill Lynch
                                    Small Cap    Merrill Lynch    First Boston   Consumer
                          Market   Convertible  All-Convertible    High-Yield     price
                 NAV      price       Index          Index         Bond Index     index
------------------------------------------------------------------------------------------
1 year          16.33%   -7.49%      -9.74%          56.21%           2.76%       3.16%
------------------------------------------------------------------------------------------
Life of fund
(since 6/29/95) 64.07    27.27         N/A*         149.83           39.68       11.48
Annual average  11.18     5.30         N/A*          21.67            7.42        2.35
------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

*Because the index was not in existence at the time of the fund's inception, a Life of fund comparison cannot be made. The index's inception was December 1996.



PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 2/29/00

-----------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------
Number                                         12
-----------------------------------------------------------------------
Income                                      $1.7328
-----------------------------------------------------------------------
Capital gains
 Long-term                                   0.0960
-----------------------------------------------------------------------
 Short-term                                  0.2622
-----------------------------------------------------------------------
 Total                                      $2.0910
-----------------------------------------------------------------------
Share value                         NAV                 Market price
-----------------------------------------------------------------------
2/28/99                           $22.93                  $22.500
-----------------------------------------------------------------------
2/29/00                            24.03                   18.750
-----------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------
Current dividend rate1              7.74%                    9.92%
-----------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                                            Market
                             NAV            price
-----------------------------------------------------------------------
1 year                      13.79%          2.19%
-----------------------------------------------------------------------
Life of fund
(since 6/29/95)             63.49          32.57
Annual average              10.88           6.10
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


Comparative benchmarks

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

Merrill Lynch Small Cap Convertible Index* is a sub-index of the Merrill Lynch All-Convertible Index and is an unmanaged list of small-capitalization convertible securities that measures performance for small-capitalization convertible securities. The index's inception was December 1996.

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's. The average quality of bonds included in the index may be lower than the average quality of the bonds in which the fund customarily invests.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended February 29, 2000

To the Trustees and Shareholders of
Putnam Convertible Opportunities and Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Convertible Opportunities and Income Trust (the "fund") at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United
States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at February 29, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2000




The fund's portfolio
February 29, 2000

CORPORATE BONDS AND NOTES (41.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.1%)
--------------------------------------------------------------------------------------------------------------------------
     $       90,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $       93,375

Aerospace and Defense (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                              136,800
             50,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  41,000
            120,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                               79,800
             80,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                 73,600
             60,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                             51,000
             40,000  Decrane Aircraft Holdings company guaranty
                       Ser. B, 12s, 2008                                                                            36,400
            120,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   121,800
            100,000  Sequa Corp. med. term notes 10s, 2001                                                         101,314
                                                                                                            --------------
                                                                                                                   641,714

Agriculture (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            284,643  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003
                       (acquired on various dates from 9/14/96 to 4/8/97
                       cost $278,167) (RES) (PIK)                                                                  259,025

Airlines (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Airbus Industries 144A 12.266s, 2020                                                          102,190
             80,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                  68,900
            160,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                     80,000
            130,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005
                       (In default) (NON) (Canada)                                                                 105,300
             45,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             28,575
             50,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                             19,875
                                                                                                            --------------
                                                                                                                   404,840

Apparel (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             65,000  William Carter Holdings Co. sr. sub. notes
                       Ser. A, 12s, 2008                                                                            60,450

Automotive Parts (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            188,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         188,940
             80,000  Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                         75,200
            170,000  Federal Mogul Corp. 144A notes 7 1/2s, 2009                                                   147,444
             80,000  Hayes Lemmerz International, Inc. company guaranty
                       Ser. B, 8 1/4s, 2008                                                                         70,600
             55,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                         52,938
             70,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         68,950
            180,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       166,500
            250,000  Oxford Automotive, Inc. company guaranty Ser. D,
                       10 1/8s, 2007                                                                               235,000
             15,000  San Luis Corp. S.A. de CV sr. notes 8 7/8s, 2008
                       (Mexico)                                                                                     13,650
            170,000  Talon Automotive Group sr. sub. notes Ser. B,
                       9 5/8s, 2008                                                                                 88,400
             60,000  Transportation Manufacturing Operations, Inc.
                       company guaranty 11 1/4s, 2009                                                               60,150
                                                                                                            --------------
                                                                                                                 1,167,772

Banks (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2008                                          70,125
             70,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   45,500
            125,000  Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                             125,938
             25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                           16,250
             80,000  Ocwen Federal Bank sub. deb. 12s, 2005                                                         75,200
             50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      46,000
             70,000  Provident Capital Trust company guaranty 8.6s, 2026                                            65,650
             40,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    35,601
             70,000  Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                                70,000
             60,000  Sovereign Capital Trust company guaranty 9s, 2027                                              44,350
             50,000  Webster Capital Trust 144A bonds 9.36s, 2027                                                   47,496
                                                                                                            --------------
                                                                                                                   642,110

Basic Industrial Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Azurix Corp. 144A notes 10 3/8s, 2007                                                          80,600
            310,000  Grove Holdings LLC deb. stepped-coupon zero %
                       (11 5/8s, 5/1/03), 2009 (STP)                                                                31,000
             50,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                         17,500
             40,000  Roller Bearing Co. company guaranty Ser. B,
                       9 5/8s, 2007                                                                                 36,600
                                                                                                            --------------
                                                                                                                   165,700

Broadcasting (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            225,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              207,000
             75,000  Affinity Group Holdings sr. notes 11s, 2007                                                    69,000
            379,900  AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                                 431,167
              2,044  Australis Media, Ltd. sr. disc. notes stepped-coupon zero %
                       (15 3/4s 5/15/00), 2003 (In default) (Australia) (NON) (STP) (PIK)                               20
            500,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                        460,625
            205,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        180,400
             75,800  Capstar Broadcasting sub. deb. 12s, 2009                                                       85,654
             85,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                               85,850
             75,000  Central European Media Enterprises Ltd. sr. notes
                       9 3/8s, 2004 (Bermuda)                                                                       30,750
             79,370  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                          80,759
             10,000  Citadel Broadcasting Co. company guaranty
                       9 1/4s, 2008                                                                                  9,625
            250,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                     240,625
            310,000  Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                     303,025
             40,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                        25,400
            115,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             104,075
             80,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                         72,000
            300,000  Heritage Media Services Corp. sr. sub. notes
                       8 3/4s, 2006                                                                                302,250
            180,000  Lenfest Communications, Inc. sr. sub. notes
                       8 1/4s, 2008                                                                                181,884
             50,000  LIN Television Corp. company guaranty 8 3/8s, 2008                                             44,500
             30,000  Pegasus Communications Corp. sr. notes Ser. B,
                       9 3/4s, 2006                                                                                 29,100
            247,000  PHI Holdings, Inc. sr. sub. notes zero %, 2001                                                208,715
            110,000  Radio One, Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                      117,700
             75,000  SFX Entertainment, Inc. 144A Ser. B, 9 1/8s, 2008                                              70,500
             80,000  SFX Entertainment, Inc. company guaranty
                       9 1/8s, 2008                                                                                 82,000
            150,000  Spanish Broadcasting Systems sr. sub notes
                       9 5/8s, 2009                                                                                147,750
             50,000  TV Azteca Holdings S.A. de C.V. sr. notes
                       11s, 2002 (Mexico)                                                                           47,750
             60,000  TV Azteca Holdings S.A. de C.V. sr. notes
                       10 1/2s, 2007 (Mexico)                                                                       55,200
             20,000  TV Azteca Holdings S.A. de C.V. sr. notes Ser. A,
                       10 1/8s, 2004 (Mexico)                                                                       18,750
                                                                                                            --------------
                                                                                                                 3,692,074

Building and Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                                12,500
             30,000  Atrium Companies, Inc. company guaranty Ser. B,
                       10 1/2s, 2009                                                                                28,725
            150,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   132,375
            180,000  GS Superhighway Holdings sr. notes 9 7/8s,
                       2004 (China)                                                                                127,800
             60,000  NCI Building Systems, Inc. sr. sub. notes Ser. B,
                       9 1/4s, 2009                                                                                 57,000
             80,000  Toll Corp. company guaranty 8 1/8s, 2009                                                       73,000
                                                                                                            --------------
                                                                                                                   431,400

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             85,000  Albecca, Inc. 144A sr. sub. notes 10 3/4s, 2008                                                67,788
             80,000  Building Materials Corp. 144A sr. notes 8s, 2008                                               69,600
                                                                                                            --------------
                                                                                                                   137,388

Business Equipment and Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                              98,450
             50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                   44,500
             49,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                                50,470
             28,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                         10,920
                                                                                                            --------------
                                                                                                                   204,340

Cable Television (1.8%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                           77,850
            200,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           186,500
            210,000  Charter Communications Holdings LLC sr. disc. notes
                       stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                           120,750
            180,000  Charter Communications Holdings LLC sr. notes
                       8 5/8s, 2009                                                                                163,800
            100,000  Classic Cable, Inc. 144A sr. sub. notes 10 1/2s, 2010                                         100,125
             30,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                  30,975
             30,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           28,139
            295,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      233,788
             40,000  Lamar Media Corp. company guaranty 9 5/8s, 2006                                                40,100
            100,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                                  99,000
             45,000  Lamar Media Corp. company guaranty 8 5/8s, 2007                                                43,200
             70,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero %, (9 1/4, 4/15/04), 2009
                       (United Kingdom) (STP)                                                                       41,300
            200,000  TeleWest Communications PLC 144A sr. notes
                       9 7/8s, 2010 (United Kingdom)                                                               200,000
            100,000  United Pan-Europe N.V. 144A sr. notes Ser. B
                       10 7/8s, 2009 (Netherlands)                                                                  97,500
             50,000  United Pan-Europe N.V. 144A sr. disc.
                       notes, Ser. B, stepped-coupon zero %
                       (12 1/2s, 8/01/04), 2010 (Netherlands) (STP)                                                 26,500
            260,000  United Pan-Europe N.V. 144A sr. disc.
                       notes, stepped-coupon zero %
                       (13 3/4s, 2/01/05), 2009 (Netherlands) (STP)                                                144,950
                                                                                                            --------------
                                                                                                                 1,634,477

Cellular Communications (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            210,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                                   183,750
            380,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                            45,600
            100,000  Conecel Holdings 144A notes Ser. A, 14s, 2000 (In default) (NON)                               25,000
            450,000  McCaw International Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                           325,125
            240,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                          207,000
             30,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                 30,000
            130,000  US Unwired, Inc. sr. disc. notes stepped-coupon zero %
                       (13 3/8s, 11/1/04), 2009 (STP)                                                               75,075
                                                                                                            --------------
                                                                                                                   891,550

Chemicals (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes
                       10 1/8s, 2008                                                                                51,000
             80,000  Georgia Gulf Corp. 144A sr. sub. notes 10 3/8s, 2007                                           82,200
             20,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                                18,900
             90,000  Huntsman Corp. 144A sr. sub. notes FRN 9.38s, 2007                                             83,700
            310,000  Huntsman ICI Chemicals, Inc. 144A sr. sub. notes
                       10 1/8s, 2009                                                                               308,450
             90,000  Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                        85,050
            290,000  Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                                    278,400
            200,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                        164,000
            100,000  Pioneer Americas Acquisition 144A sr. notes
                       9 1/4s, 2007                                                                                 86,000
            131,707  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         15,805
             80,000  Royster-Clark, Inc. 144A 1st mtge. 10 1/4s, 2009                                               71,200
             75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        24,750
             90,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                  71,100
                                                                                                            --------------
                                                                                                                 1,340,555

Computer Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               32,325
            100,000  Globix Corp. 144A sr. notes 12 1/2s, 2010                                                      99,250
            100,000  Interact Operating Co. notes 14s, 2003                                                         30,000
            100,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                          101,000
            110,000  PSINet, Inc. sr. notes 11s, 2009                                                              112,200
             55,000  PSINet, Inc. 144A sr. notes 10 1/2s, 2006                                                      54,175
            235,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          253,800
             60,000  Verio, Inc. sr. notes 11 1/4s, 2008                                                            60,900
                                                                                                            --------------
                                                                                                                   743,650

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     102,000

Consumer Durable Goods (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   21,600
            140,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  117,600
             45,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                         44,100
                                                                                                            --------------
                                                                                                                   183,300

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                        182,700

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  French Fragrances, Inc. company guaranty Ser. D,
                       10 3/8s, 2007                                                                                28,800
             35,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        33,250
             60,000  Revlon Consumer Products sr. notes 9s, 2006                                                    42,900
            250,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               177,500
                                                                                                            --------------
                                                                                                                   282,450

Electric Utilities (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             85,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                       59,500
             40,000  Applied Power, Inc. sr. sub. notes 8 3/4s, 2009                                                41,000
            880,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                           941,970
            100,843  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          100,558
             68,000  Northeast Utilities System notes Ser. B, 8.38s, 2005                                           67,674
                                                                                                            --------------
                                                                                                                 1,210,702

Electronics and Electrical Equipment (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Celestica International Ltd. 144A sr. sub. notes
                       10 1/2s, 2006 (Canada)                                                                       35,700
             80,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              78,400
             80,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                       8 3/4s, 2007                                                                                 76,400
             10,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                             5,700
            145,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                   113,100
                                                                                                            --------------
                                                                                                                   309,300

Energy Related (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                          101,000
            170,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                       158,525
            290,000  Panda Global Energy Co. company guaranty
                       12 1/2s, 2004 (China)                                                                       145,000
             60,000  RAM Energy, Inc. sr. notes 11 1/2s, 2008                                                       28,800
            140,000  York Power Funding 144A notes 12s, 2007
                       (Cayman Islands)                                                                            144,200
                                                                                                            --------------
                                                                                                                   577,525

Entertainment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                             7,600
            170,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           130,900
             70,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                        56,700
            293,000  Diva Systems Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                                155,290
            180,000  ITT Corp. notes 6 3/4s, 2005                                                                  158,432
            180,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    169,200
             50,000  Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008                                                32,500
            100,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                              32,500
            110,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008 (NON)                                        8,800
                                                                                                            --------------
                                                                                                                   751,922

Environmental Control (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            315,000  Allied Waste Industries, Inc. company guaranty
                       Ser. B, 10s, 2009                                                                           256,725
            130,000  Allied Waste Industries, Inc. company guaranty
                       Ser. B, 7 7/8s, 2009                                                                        109,525
            250,000  Waste Management, Inc. company guaranty
                       6 7/8s, 2009                                                                                212,100
                                                                                                            --------------
                                                                                                                   578,350

Financial Services (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                   36,000
            250,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                234,058
             40,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                           28,000
             40,000  Cellco Finance Corp. NV sr. sub. notes 15s, 2005
                       (Netherlands)                                                                                43,900
             85,000  Cellco Finance Corp. NV 144A sr. notes
                       12 3/4s, 2005 (Netherlands)                                                                  90,100
            100,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                          90,823
            115,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    10,350
            110,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                     9,900
             80,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                     7,000
            140,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                        125,191
             75,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                58,125
             45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                        34,200
             40,000  Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                        29,200
            130,000  RBF Finance Co. company guaranty 11 3/8s, 2009                                                137,800
             20,000  RBF Finance Co. company guaranty 11s, 2006                                                     20,800
             80,000  Resource America, Inc. 144A sr. notes 12s, 2004                                                63,200
                                                                                                            --------------
                                                                                                                 1,018,647

Food and Beverages (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D,
                       9 7/8s, 2007                                                                                 60,500
             35,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         19,250
             75,000  Eagle Family Foods company guaranty Ser. B,
                       8 3/4s, 2008                                                                                 59,625
            150,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                            103,500
            108,000  Triarc Consumer Products, Inc. 144A sr. notes
                       10 1/4s, 2009                                                                               103,410
            130,000  Vlassic Foods Intl., Inc. sr. sub notes Ser. B,
                       10 1/4s, 2009                                                                                74,100
                                                                                                            --------------
                                                                                                                   420,385

Gaming (1.7%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Argosy Gaming Co. company guaranty 10 3/4s, 2009                                               92,700
            100,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                  94,000
            160,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004 (In default) (NON)                                                             81,600
             50,000  Harrahs Entertainment, Inc. company guaranty
                       7 1/2s, 2009                                                                                 47,017
            240,000  Hollywood Casino Corp. company guaranty
                       11 1/4s, 2007                                                                               247,800
             60,000  Hollywood Park, Inc. company guaranty Ser. B,
                       9 1/4s, 2007                                                                                 57,750
             70,000  Horseshoe Gaming Holdings company guaranty
                       8 5/8s, 2009                                                                                 64,400
             60,000  Isle of Capri Black Hawk LLC 144A 1st mtge.
                       Ser. B, 13s, 2004                                                                            65,400
            100,000  Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                       95,750
             90,000  Park Place Entertainment sr. notes 8 1/2s, 2006                                                86,730
             50,000  Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                                   53,500
            200,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            137,000
            320,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            323,200
             40,000  Venetian Casino company guaranty 12 1/4s, 2004                                                 36,400
                                                                                                            --------------
                                                                                                                 1,483,247

Health Care (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Bio-Rad Labs Corp. 144A sr. sub. notes 11 5/8s, 2007                                           30,338
             30,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                 26,775
             30,000  Columbia/HCA Healthcare Corp. med term notes
                       7.69s, 2025                                                                                  24,300
             20,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               17,550
            130,000  Columbia/HCA Healthcare Corp. med term notes
                       6.63s, 2045                                                                                 122,477
            225,000  Conmed Corp. company guaranty 9s, 2008                                                        207,000
            205,000  Extendicare Health Services, Inc. company guaranty
                       9.35s, 2007                                                                                 129,150
            100,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                      80,000
             90,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007 (In default) (NON)                                                               1,800
             60,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008 (In default) (NON)                                                               1,200
            150,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                       2007 (In default) (STP) (NON)                                                                   750
            245,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                   36,750
            145,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                       (In default) (NON)                                                                            2,900
             60,000  Sun Healthcare Group, Inc. 144A sr. sub. notes
                       9 3/8s, 2008 (In default) (NON)                                                               1,200
             90,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                  88,650
             70,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                      66,500
             70,000  Triad Hospitals Holdings company guaranty
                       Ser. B, 11s, 2009                                                                            71,575
                                                                                                            --------------
                                                                                                                   908,915

Lodging (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                            51,100
            210,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    182,175
             30,000  Host Marriott L.P. 144A sr. notes Ser. E, 8 3/8s, 2006                                         27,675
            120,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               114,900
                                                                                                            --------------
                                                                                                                   375,850

Manufacturing (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Blount, Inc. company guaranty 13s, 2009                                                       147,700
             90,000  Insilco Holding Co. sr. disc. notes stepped-coupon
                       zero % (14s, 8/15/03), 2008 (STP)                                                            43,200
                                                                                                            --------------
                                                                                                                   190,900

Media (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  RBS Participacoes S.A. 144A company guaranty
                       11s, 2007 (Brazil)                                                                           43,000

Medical Supplies and Devices (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  ALARIS Medical Systems, Inc. company guaranty
                       9 3/4s, 2006                                                                                103,750
             85,000  Mediq, Inc. deb. stepped-coupon zero %
                       (13s, 6/1/03), 2009 (STP)                                                                     4,250
             80,000  Mediq, Inc. company guaranty 11s, 2008                                                          8,000
                                                                                                            --------------
                                                                                                                   116,000

Metals and Mining (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             64,000  Anker Coal Group, Inc. 144A sec. notes 14 1/4s, 2007                                           46,720
             80,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           39,200
             50,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes
                       12 3/4s, 2003                                                                                49,125
            110,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                         33,000
             90,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                      92,025
             80,000  WHX Corp. sr. notes 10 1/2s, 2005                                                              75,400
                                                                                                            --------------
                                                                                                                   335,470

Networking (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Exodus Communications, Inc. sr. notes 11 1/4s, 2008                                            20,400
            120,000  Exodus Communications, Inc. 144A sr. notes 10 3/4s, 2009                                      121,800
                                                                                                            --------------
                                                                                                                   142,200

Oil and Gas (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Belco Oil & Gas Corp. company guaranty Ser. B,
                       10 1/2s, 2006                                                                               164,000
             90,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    53,775
             70,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s,
                       2005 (Canada)                                                                                68,250
             70,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                         67,200
             40,000  Leviathan Gas Corp. company guaranty Ser. B, 10
                       3/8s, 2009                                                                                   40,800
             10,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                        9,750
            150,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                      142,875
             90,000  R&B Falcon Corp. sr. notes 12 1/4s, 2006                                                       96,750
             55,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                           16,500
             35,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                   34,650
            150,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                            151,500
                                                                                                            --------------
                                                                                                                   846,050

Packaging and Containers (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              158,400
            150,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          106,500
            150,000  Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                           123,000
             80,000  Huntsman Packaging Corp. company guaranty
                       9 1/8s, 2007                                                                                 76,000
            100,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                              92,500
             20,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                           17,487
            140,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                    126,673
            100,000  Packaging Corp. company guaranty 9 5/8s, 2009                                                 100,250
             40,000  Radnor Holdings, Inc. sr. notes 10s, 2003                                                      37,000
                                                                                                            --------------
                                                                                                                   837,810

Paper and Forest Products (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            145,000  APP Finance II Mauritius Ltd. bonds stepped-coupon
                       zero % (16s, 2/15/04), 2049 (Indonesia) (STP)                                                91,350
            100,000  APP Global Finance III sec. notes FRN 10.345s, 2002
                       (Cayman Islands)                                                                             73,000
             90,000  Indah Kiat Financial Mauritius Ltd. company guaranty
                       10s, 2007 (Indonesia)                                                                        61,200
            150,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                            149,250
            240,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                   163,200
            195,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                          180,375
             30,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                               27,000
            350,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                               335,125
             60,000  Tembec Industries, Inc. company guaranty 8 5/8s,
                       2009 (Canada)                                                                                57,750
                                                                                                            --------------
                                                                                                                 1,138,250

Pharmaceuticals (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Biovail Corp. International sr. notes 10 7/8s, 2005                                            45,200
            155,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         147,638
             10,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                           9,250
                                                                                                            --------------
                                                                                                                   202,088

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  American Media Operation, Inc. sr. sub. notes
                       10 1/4s, 2009                                                                                59,550
            180,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                                164,700
             50,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      41,875
             32,932  Von Hoffman Press, Inc. 144A sr. sub. notes
                       13 1/2s, 2009                                                                                29,968
             40,000  Von Hoffman Press, Inc. 144A sr. sub. notes
                       10 3/8s, 2007                                                                                38,400
                                                                                                            --------------
                                                                                                                   334,493

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  MRS Logistica, S.A. bonds Ser. B, 10 5/8s, 2005 (Brazil)                                       21,500
            155,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                             109,663
                                                                                                            --------------
                                                                                                                   131,163

REITs (Real Estate Investment Trust) (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Tanger Properties Ltd. partnership gtd. notes
                       8 3/4s, 2001                                                                                168,302

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                            60,000

Retail (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Home Interiors & Gifts, Inc. company guaranty
                       10 1/8s, 2008                                                                               116,200
            100,000  K mart Corp. deb. 7 3/4s, 2012                                                                 91,939
            110,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                     71,500
            165,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    160,050
             65,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    58,500
            160,000  North Atlantic Trading Co. company guaranty
                       Ser. B, 11s, 2004                                                                           152,800
            100,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                      96,500
                                                                                                            --------------
                                                                                                                   747,489

Satellite Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Golden Sky DBS, Inc. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (13 1/2s, 3/1/04), 2007 (STP)                                                 82,500
             65,000  Golden Sky Systems sr. sub. notes Ser. B, 12 3/8s, 2006                                        71,825
                                                                                                            --------------
                                                                                                                   154,325

Semiconductors (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Amkor Technology, Inc. sr. notes 9 1/4s, 2006                                                  97,000
             40,000  Chippic Intl., Ltd. 144A company guaranty
                       12 3/4s, 2009                                                                                42,000
            135,000  Fairchild Semiconductor Corp. sr. sub. notes
                       10 1/8s, 2007                                                                               132,975
             90,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                              81,900
                                                                                                            --------------
                                                                                                                   353,875

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                       53,000

Steel (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  AK Steel Corp. company guaranty 7 7/8s, 2009                                                  208,150
             40,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                             38,800
            180,000  LTV Corp. sr. notes 11 3/4s, 2009                                                             183,600
             70,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                            69,300
            100,000  Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                         93,750
                                                                                                            --------------
                                                                                                                   593,600

Telecommunications (7.5%)
--------------------------------------------------------------------------------------------------------------------------
            325,000  21st Century Telecom Group sub. deb. 13 3/4s, 2010 (PIK)                                      292,500
             80,000  Alaska Communications Systems Corp. company
                       guaranty 9 3/8s, 2009                                                                        74,600
             20,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                               22,300
            130,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                                94,900
             80,000  Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                      61,600
             70,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                             70,000
             30,000  CapRock Communications Corp. sr. notes Ser. B,
                       12s, 2008                                                                                    30,900
             50,000  CapRock Communications Corp. sr. notes 11 1/2s, 2009                                           51,000
            110,000  Carrier1 Intl. S.A. sr. notes Ser. B, 13 1/4s, 2009
                       (Luxembourg)                                                                                115,500
             95,000  Colt Telecommunications Group PLC sr. disc. notes
                       stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                       84,550
            125,000  Covad Communications Group 144A sr. notes 12s, 2010                                           124,063
             90,000  Covad Communications Group, Inc. sr. notes
                       12 1/2s, 2009                                                                                92,700
             60,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                             57,600
            400,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                             204,000
            450,000  Global Crossing Holdings, Ltd. company guaranty
                       9 5/8s, 2008                                                                                438,750
             30,000  Globe Telecom, Inc. 144A sr. notes 13s, 2009 (Philippines)                                     33,225
             95,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                       82,650
             20,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                                20,000
            129,200  Hyperion Telecommunications Corp., Inc. sr. notes
                       Ser. B, 12 1/4s, 2004                                                                       137,921
            590,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                337,775
            150,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8.6s, 2008                                                                                  136,875
            170,000  IPC Information Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       147,900
            460,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-
                       coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                                266,800
            215,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero %, (11 7/8s, 10/15/02), 2007 (STP)                                                     139,750
            340,000  L-3 Communication, Inc. 144A sr. notes 11 1/4s, 2010                                          338,300
             40,000  L-3 Communication, Inc. 144A sr. notes 11s, 2008                                               40,100
             60,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                       10 3/8s, 2007                                                                                60,300
             50,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                           45,250
             40,000  L-3 Communications Corp. company guaranty
                       Ser. B, 8s, 2008                                                                             35,100
            130,000  Logix Communications Enterprises sr. notes
                       12 1/4s, 2008                                                                                94,250
            200,000  Madison River Capital 144A sr. notes 13 1/4s, 2010                                            197,000
             20,000  Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                             19,700
            170,000  Metromedia Fiber Network, Inc. sr. notes Ser. B,
                       10s, 2008                                                                                   167,450
            135,000  Microcell Telecommunications sr. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 12/1/01), 2006
                       (Canada) (STP)                                                                              121,500
             40,000  Netia Holdings B.V. 144A company guaranty
                       stepped-coupon zero % (11 1/4s, 11/1/01), 2007
                       (Poland) (STP)                                                                               28,100
             40,000  Netia Holdings B.V. 144A company guaranty
                       10 1/4s, 2007 (Poland)                                                                       35,300
            180,000  Nextel Communications, Inc. sr. notes 12s, 2008                                               196,650
             10,000  Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                              9,675
            100,000  Nextel Partners, Inc. 144A sr. notes 11s, 2010                                                100,000
             40,000  Nextlink Communications, Inc. 144A sr. notes
                       10 1/2s, 2009                                                                                39,500
            140,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         147,000
             90,000  NTL, Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                      94,725
            170,000  NTL, Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                        169,575
             45,000  Onepoint Communications, Inc. company guaranty
                       Ser. B, 14 1/2s, 2008                                                                        29,250
            150,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                          99,000
            250,000  Primus Telecommunications Group, Inc. sr. notes
                       12 3/4s, 2009                                                                               257,500
            135,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         111,236
            100,000  Rhythms Netconnections, Inc. 144A sr. notes 14s, 2010                                          98,500
             60,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes
                       10 1/8s, 2004 (Mexico)                                                                       46,800
             40,000  Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                       zero %, (11 1/4s, 4/15/04), 2009 (STP)                                                       23,200
             80,000  Startec Global Communications Corp. sr. notes 12s, 2008                                        66,800
             60,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                 54,750
             50,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                          2,500
            185,000  Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                              185,925
            115,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                   125,350
            250,000  Williams Communications Group Inc. sr. notes
                       10 7/8s, 2009                                                                               254,375
            100,000  WinStar Communications, Inc. sr. sub. notes stepped-
                       coupon zero % (15s, 3/1/02), 2007 (STP)                                                     148,000
            115,000  World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                            104,506
                                                                                                            --------------
                                                                                                                 6,665,026

Telephone Services (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  Alamosa PCS Holdings, Inc. company guaranty
                       stepped-coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                        127,200
            190,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     167,200
            170,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (10.8s, 5/15/04), 2009 (Canada) (STP)                                                 78,200
             70,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (9.27s, 8/15/02), 2007 (Canada) (STP)                                                 41,300
            170,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                 82,238
             60,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                         46,200
            150,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               135,000
             20,000  Long Distance International, Inc. 144A sr. notes
                       12 1/4s, 2008                                                                                14,000
             30,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              19,950
             55,000  RSL Communications, Ltd. company guaranty
                       12 1/4s, 2006                                                                                55,688
             70,000  RSL Communications, Ltd. 144A 10 1/2s, 2008                                                    61,250
             80,000  RSL Communications, Ltd. company guaranty
                       9 1/8s, 2008                                                                                 64,000
             45,000  Transtel S.A. pass-through certificates 12 1/2s, 2007
                       (Colombia)                                                                                   26,100
             50,000  US Xchange LLC sr. notes 15s, 2008                                                             30,000
            110,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                               64,350
            157,000  Viatel, Inc. sr. notes 11 1/2s, 2009                                                          147,580
            210,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          196,350
                                                                                                            --------------
                                                                                                                 1,356,606

Textiles (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            235,000  Day International Group, Inc. company guaranty
                       9 1/2s, 2008                                                                                192,700
            110,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                               33,550
             80,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          75,200
             30,000  Polymer Group, Inc. company guaranty Ser. B,
                       8 3/4s, 2008                                                                                 27,825
                                                                                                            --------------
                                                                                                                   329,275

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                         35,600
            100,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                       107,750
             50,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                  47,625
             30,000  Transportacion Maritima Mexicana S.A. de C.V. notes
                       9 1/4s, 2003 (Mexico)                                                                        26,250
                                                                                                            --------------
                                                                                                                   217,225

Wireless Communications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Allbritton Communications Co. sr. sub. notes
                       Ser. B, 8 7/8s, 2008                                                                        149,600
             85,000  Neuvo Grupo Iusacell S.A. 144A sr. notes 14 1/4s,
                       2006 (Mexico)                                                                                93,394
             90,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                          63,000
             55,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                       6,050
            110,000  Telecorp PCS Inc. company guaranty stepped-coupon
                       zero % (11 5/8s, 4/15/04), 2009 (STP)                                                        71,500
            240,000  Voicestream Wire Corp. 144A sr. notes 10 3/8s, 2009                                           248,400
                                                                                                            --------------
                                                                                                                   631,944
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $41,403,200)                                     $   36,543,804

CONVERTIBLE BONDS AND NOTES (32.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Aerospace and Defense (0.4%)
--------------------------------------------------------------------------------------------------------------------------
     $      160,000  Diagnostic Retrieval Systems, Inc. cv. sr. sub. deb 9s, 2003                           $      176,000
             95,000  Kellstrom Industries, Inc. cv. sub. notes 5 1/2s, 2003                                         51,538
            210,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                                   154,613
                                                                                                            --------------
                                                                                                                   382,151

Airlines (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  Atlantic Coast Airlines, Inc. cv. sub. notes 7s, 2004                                         110,000
            458,000  World Airways, Inc. cv. sr. sub. deb 8s, 2004                                                 137,400
                                                                                                            --------------
                                                                                                                   247,400

Automotive Parts (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Magna International cv. sub. deb. 5s, 2002                                                    358,594
            144,000  Standard Motor Products, Inc. cv. sub. deb. 6 3/4s, 2009                                       98,280
            380,000  Tower Automotive, Inc. cv. sub. notes 5s, 2004                                                287,375
                                                                                                            --------------
                                                                                                                   744,249

Biotechnology (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Affymetrix, Inc. 144A cv. sub. notes 4 3/4s, 2007                                              75,250
             70,000  Alkermes, Inc. 144A cv. sub. notes 3 3/4s, 2007                                               105,000
            219,000  Athena Neurosciences, Inc. cv. notes 4 3/4s, 2004                                             266,906
             37,000  Aviron cv. sub. notes 5 3/4s, 2005                                                             51,800
            218,000  Centocor, Inc. cv. sub. deb. 4 3/4s, 2005                                                     240,890
            160,000  Cor Therapeutics, Inc. 144A cv. notes 5s, 2007                                                231,700
             45,000  Genzyme Corp. cv. sub. notes 5 1/4s, 2005                                                      73,688
             45,000  Human Genome Sciences, Inc. 144A cv. sub. notes
                       5s, 2006                                                                                    142,763
             70,000  Imclone Systems, Inc 144A cv. sub. notes 5 1/2s, 2005                                          90,300
            140,000  Millennium Pharmaceuticals, Inc. 144A cv. sub. notes
                       5 1/2s, 2015                                                                                234,150
            120,000  Protein Design Labs, Inc. 144A cv. sub. notes 5 1/2s, 2007                                    205,200
             50,000  ViroPharma, Inc. 144A cv. sub. notes 6s, 2007                                                  50,188
                                                                                                            --------------
                                                                                                                 1,767,835

Broadcasting (2.2%)
--------------------------------------------------------------------------------------------------------------------------
             27,000  CD Radio, Inc. cv. sub. notes 8 3/4s, 2009                                                     59,873
            320,000  Clear Channel Communications, Inc. cv. sr. notes
                       1 1/2s, 2002                                                                                291,600
            380,000  Echostar Communications Corp. 144A cv. sub. notes
                       4 7/8s, 2007                                                                                524,400
            350,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                         364,438
            314,000  News America Holdings, Inc. cv. Liquid Yield Option
                       Note (LYON) zero %, 2013                                                                    368,558
            210,000  Scandinavian Broadcasting System SA cv. sub. notes
                       7s, 2004 (Luxembourg)                                                                       389,025
                                                                                                            --------------
                                                                                                                 1,997,894

Business Equipment and Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  National Data Corp. cv. sub. notes 5s, 2003                                                   149,388

Cable Television (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            123,000  Commscope, Inc. 144A cv. sub. notes 4s, 2006                                                  133,609

Computer Equipment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Digital Island, Inc. cv. bonds 6s, 2005                                                       138,531
            410,000  Hewlett-Packard Co. cv. sub. notes zero %, 2017                                               320,825
            470,000  Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                                246,750
            220,000  Quantum Corp. cv. sub. 7s, 2004                                                               171,189
                                                                                                            --------------
                                                                                                                   877,295

Computer Services and Software (6.1%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  America Online, Inc. cv. sub. notes 4s, 2002                                                  451,438
            190,000  America Online, Inc. cv. sub. notes zero %, 2019                                               97,375
            178,000  Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                             181,783
             24,000  BEA Systems, Inc. cv. sub. notes 4s, 2005                                                     230,310
            150,000  BEA Systems, Inc. 144A cv. sub. notes 4s, 2006                                                289,875
            146,000  CheckFree Holdings Corp. 144A cv. sub. notes
                       6 1/2s, 2006                                                                                202,210
            380,000  Cybernet Internet Service 144A cv. sr. disc. notes
                       stepped-coupon zero %, (13s, 8/15/04), 2009 (STP)                                           197,600
             47,000  EarthWeb, Inc. 144A cv. sub. notes 7s, 2005                                                    37,953
            116,000  EMC Corp. cv. sub. notes 3 1/4s, 2002                                                       1,218,435
            146,000  I2 Technologies, Inc. 144A cv. sub. notes 5 1/4s, 2006                                        330,690
             20,000  Interliant, Inc. 144A cv. sub. notes 7s, 2005                                                  18,800
             71,000  Internet Capital Group, Inc. cv. sub. notes
                       5 1/2s, 2004                                                                                 69,048
            897,000  Network Associates, Inc. cv. sub deb. zero %, 2018                                            335,254
            221,000  Rational Software Corp. 144A cv. sub. notes 5s, 2007                                          261,609
             86,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 5s, 2006                                      204,035
             41,000  Siebel Systems, Inc. 144A cv. sub. notes 5 1/2s, 2006                                         125,204
            573,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                                      189,090
            250,000  S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                                     246,875
             52,000  Vantive Corp. (The) cv. sub. notes 4 3/4s, 2002                                                43,095
            193,000  Veritas Software Corp. cv. disc. notes 1.856s, 2006                                           715,306
                                                                                                            --------------
                                                                                                                 5,445,985

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            147,000  Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                                         128,441

Consumer Durable Goods (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,380,000  Sunbeam Corp. 144A cv. sr. sub. notes zero %, 2018                                            225,975

Consumer Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             43,000  Doubleclick, Inc. 144A cv. sub. notes 4 3/4s, 2006                                             95,460
            279,000  Interpublic Group Cos. cv. sub. notes 1.8s, 2004                                              313,526
            212,000  Omnicom Group, Inc. cv. sub. deb. 2 1/4s, 2013                                                410,485
            125,000  Personnel Group of America, Inc. cv. sub. notes
                       5 3/4s, 2004                                                                                 89,844
            159,000  Young & Rubicam, Inc. 144A cv. sub. notes 3s, 2005                                            153,236
                                                                                                            --------------
                                                                                                                 1,062,551

Consumer Staples (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            371,000  Cendant Corp. cv. sub. notes 3s, 2002                                                         342,248

Electronics and Electrical Equipment (3.8%)
--------------------------------------------------------------------------------------------------------------------------
             74,000  ADT Operations, Inc. cv. sub. notes zero %, 2010                                              152,995
            210,000  Benchmark Electronics, Inc. 144A cv. sub. notes 6s, 2006                                      199,500
             70,000  Burr-Brown Corp. 144A cv. sub. notes 4 1/4s, 2007                                              81,200
            140,000  Cypress Semiconductor Corp. cv. sub. notes 4s, 2005                                           167,650
            287,000  Integrated Device Technology, Inc. cv. sub. notes
                       5 1/2s, 2002                                                                                374,176
            108,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                             99,630
            155,000  Kulicke & Soffa Industries, Inc. 144A cv. sub. notes
                       4 3/4s, 2006                                                                                285,588
            102,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                    184,493
             49,000  Lam Research Corp. 144A cv. sub. notes 5s, 2002                                                88,629
             42,000  Level One Communications, Inc. cv. sub. notes 4s, 2004                                        153,825
             25,000  LSI Logic Corp. cv. sub. notes 4 1/4s, 2004                                                   103,250
             72,000  LSI Logic Corp. 144A cv. sub. notes 4 1/4s, 2004                                              297,360
             86,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                               127,603
            132,000  Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                                251,295
            334,000  Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                        276,385
            160,000  Sanmina Corp. 144A cv. sub. notes 4 1/4s, 2004                                                235,000
             90,000  Semtech Corp. 144A cv. sub. notes 4 1/2s, 2007                                                 83,475
            276,000  Solectron Corp. 144A cv. notes zero %, 2019                                                   159,390
             42,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                                     43,470
             23,000  Thermo Quest Corp. cv. co. guaranty 5s, 2000                                                   23,230
                                                                                                            --------------
                                                                                                                 3,388,144

Environmental Control (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Automatic Data Processing cv. deb. zero %, 2012                                               127,188
             29,000  Thermo Ecotek Corp. 144A cv. bonds 4 7/8s, 2004                                                23,889
            159,000  Waste Management, Inc. cv. sub. notes 4s, 2002                                                140,914
                                                                                                            --------------
                                                                                                                   291,991

Health Care Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Invitrogen Corp. 144A cv. sub. notes 5 1/2s, 2007                                              67,200
            138,000  Omnicare, Inc. cv. bonds 5s, 2007                                                              95,220
                                                                                                            --------------
                                                                                                                   162,420

Insurance and Finance (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             81,000  Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                               189,439
            600,000  Mutual Risk Management cv. sub. deb. zero %, 2015                                             264,750
                                                                                                            --------------
                                                                                                                   454,189

Medical Supplies and Devices (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             23,000  Curagen, Corp. 144A cv. sub. deb. 6s, 2007                                                     43,499
            350,000  Phoenix Shannon 144A cv. sr. sub. notes 9 1/2s, 2000
                       (In default) (Ireland) (NON)                                                                  3,500
            291,000  Thermo Cardiosystems, Inc. 144A cv. company guaranty
                       4 3/4s, 2004                                                                                246,986
            119,000  Thermo Instrument Systems, Inc. cv. company guaranty
                       Ser. RG, 4s, 2005                                                                            94,159
                                                                                                            --------------
                                                                                                                   388,144

Metals and Mining (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Inco Ltd. cv. deb. 5 3/4s, 2004 (Canada)                                                       91,125
            440,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                                        402,600
                                                                                                            --------------
                                                                                                                   493,725

Networking (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            424,000  Exodus Communications, Inc. 144A cv. sub. notes
                       4 3/4s, 2008                                                                                893,050

Oil and Gas (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            445,000  Devon Energy Corp. cv. deb. 4.95s, 2008                                                       398,831
            274,000  Diamond Offshore Drilling, Inc. cv. sub. notes
                       3 3/4s, 2007                                                                                283,590
             71,000  Kerr-McGee Corp. cv. sub. deb. 5 1/4s, 2010                                                    69,935
            330,000  Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                             178,200
            115,000  Seacor Holdings, Inc. cv. sub. notes 5.38s, 2006                                              106,375
            380,000  Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                                  324,425
                                                                                                            --------------
                                                                                                                 1,361,356

Pharmaceuticals (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            400,000  Alza Corp. cv. sub. LYON zero %, 2014                                                         206,000
             70,000  Inhale Therapeutic Systems 144A cv. sub. notes 5s, 2007                                        98,175
            526,000  Roche Holdings, Inc. 144A cv. bonds zero %, 2015 (Switzerland)                                497,728
            435,000  Roche Holdings, Inc. 144A cv. unsub. LYON zero %,
                       2010 (Switzerland)                                                                          247,137
            236,000  Sepracor, Inc. cv. sub. deb. 7s, 2005                                                         412,115
            100,000  Sepracor, Inc. cv. sub. deb. 6 1/4s, 2005                                                     433,250
                                                                                                            --------------
                                                                                                                 1,894,405

Retail (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Amazon.com, Inc. cv. sub. deb. 4 3/4s, 2009                                                   175,100
             70,000  Ann Taylor Stores Corp. cv. company guaranty
                       0.55s, 2019                                                                                  28,350
             50,000  Ann Taylor Stores Corp. 144A cv. company guaranty
                       0.55s, 2019                                                                                  20,250
            221,000  Costco Cos, Inc. cv. sub. notes zero %, 2017                                                  255,255
            370,000  Etoys, Inc. 144A cv. sub. notes 6 1/4s, 2004                                                  181,300
             72,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                              66,690
            494,000  Office Depot, Inc. cv. LYON zero %, 2007                                                      334,068
            202,000  Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                              237,350
            693,000  Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                                    343,035
                                                                                                            --------------
                                                                                                                 1,641,398

Semiconductor (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             87,000  Advanced Energy Industries, Inc. cv. sub. notes
                       5 1/4s, 2006                                                                                138,548
            117,000  ASM Lithography Holdings 144A cv. bonds 4 1/4s, 2004
                       (Netherlands)                                                                               153,563
             76,000  Conexant Systems, Inc. cv. sub. notes 4 1/4s, 2006                                            325,660
            200,000  Conexant Systems, Inc. 144A cv. sub. notes 4s, 2007                                           220,500
            104,000  Credence Systems Corp. cv. sub. notes 5 1/4s, 2002                                            201,890
             60,000  Photronics, Inc. cv. sub. notes 6s, 2004                                                       91,875
            160,000  TriQuint Semiconductor, Inc. 144A cv. sub.
                       notes 4s, 2007                                                                              166,400
                                                                                                            --------------
                                                                                                                 1,298,436

Supermarkets (--%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Whole Foods Market, Inc. cv. sub. deb. zero %, 2018                                            34,625

Telecommunications (3.9%)
--------------------------------------------------------------------------------------------------------------------------
             36,000  American Tower Corp. 144A cv. bonds 6 1/4s, 2009                                               76,590
            140,000  American Tower Corp. 144A cv. notes 5s, 2010                                                  152,600
            160,000  Corecomm Ltd. 144A cv. sub. notes 6s, 2006                                                    246,800
             48,000  Comverse Technology, Inc. cv. sub. deb. 4 1/2s, 2005                                          220,680
             93,000  Gilat Satellite Networks Ltd. cv. 6 1/2s, 2004 (Israel)                                       334,800
             62,000  GST Telecommunications, Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero %, (13 7/8s, 12/15/00), 2005 (STP)                                       52,700
            230,000  L-3 Communication, Inc. cv. sub. deb. 6s, 2010                                                242,075
             92,000  L-3 Communication, Inc. cv. sub. notes 6s, 2009                                               171,580
            280,000  Liberty Media Corp. 144A cv. deb. 4s, 2029                                                    351,050
            120,000  Liberty Media Corp. 144A cv. deb. 3 3/4s, 2030                                                115,350
            465,000  MIDCOM Communications, Inc. 144A cv. sub. deb.
                       8 1/4s, 2003 (In default) (NON)                                                              69,750
             61,000  Nextel Communications, Inc. cv. sr. notes 4 3/4s, 2007                                        180,941
            150,000  Nextel Communications, Inc. 144A cv. sr. notes
                       5 1/4s, 2010                                                                                166,500
            131,000  Nextel Communications, Inc. 144A cv. sr. notes
                       4 3/4s, 2007                                                                                388,579
             46,000  NTL, Inc. 144A cv. sub. notes 7s, 2008                                                        115,230
            210,000  NTL, Inc. cv. sub. notes 7s, 2008                                                             513,188
             60,000  Primus Telecommunications Group, Inc. 144A cv. sub.
                       deb. 5 3/4s, 2007                                                                            62,700
                                                                                                            --------------
                                                                                                                 3,461,113

Tobacco (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            270,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                          125,550
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $26,226,092)                                   $   29,393,567

CONVERTIBLE PREFERRED STOCKS (20.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Automotive Parts (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              2,840  Federal-Mogul Financial Trust $3.50 cum. cv. pfd.                                      $       83,780
              5,820  Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                           193,515
                                                                                                            --------------
                                                                                                                   277,295

Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              4,836  CNB Capital Trust I $1.50 cum. cv. pfd.                                                       133,595
              5,035  National Australia Bank Ltd. $1.969 cv. pfd. (Australia)                                      124,616
              5,880  Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                              200,655
                                                                                                            --------------
                                                                                                                   458,866

Biotechnology (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                844  Alkermes, Inc. $3.25 cv. pfd.                                                                 273,562

Broadcasting (2.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,900  Comcast Corp. $2.00 cv. pfd.                                                                  287,100
              1,700  Comcast Corp. 2.00% cv. pfd.                                                                  168,300
              4,897  Cox Communications, Inc. 7.75% cv. pfd.                                                       477,458
              2,802  Cox Communications, Inc. $3.50 c.v. pfd.                                                      171,973
                189  Echostar Communications Corp. Ser. C, $3.375
                       cum. cv. pfd.                                                                               168,777
              2,496  Emmis Broadcasting Corp. Ser. A, $3.13 cv. pfd.                                               137,592
              2,049  Pegasus Communications Corp. 144A $6.50 cv. pfd.                                              229,488
              4,830  Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                                 143,693
                803  XM Satellite Radio Holdings Ser. B, $4.13cv. pfd.                                              46,875
                                                                                                            --------------
                                                                                                                 1,831,256

Cable Television (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                828  Adelphia Communications Corp. Ser. D, $5.50 cv. pfd.                                          138,483
              8,664  MediaOne Group, Inc. $6.25 cv. pfd.                                                         1,037,514
                                                                                                            --------------
                                                                                                                 1,175,997

Computer Services (1.3%)
--------------------------------------------------------------------------------------------------------------------------
              3,408  Lernout & Hauspie Speech Products N.V. 144A
                       $2.375 cv. pfd (Belgium)                                                                    310,554
                500  NBC Internet, Inc. 7.25% cv. pfd.                                                              29,156
              4,644  PSINet, Inc. 144A $3.50 cv. pfd.                                                              239,166
              2,013  PSINet, Inc. Ser. C, $3.38 cv. pfd.                                                           161,166
              3,273  United global com, Inc. Ser. D, $3.50 cv. pfd.                                                283,524
              1,659  Verio Inc. 144A $3.375 cv. pfd.                                                               139,563
                                                                                                            --------------
                                                                                                                 1,163,129

Consumer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              3,600  Carriage Services, Inc. 144A $3.50 c.v. pfd.                                                   90,000

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              2,898  Estee Lauder ACES Trust II $5.41 cv. pfd.                                                     236,912

Electric Utilities (1.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,106  AES Trust II $3.38 cv. pfd.                                                                   142,945
              5,096  Houston Industries, Inc. $3.22 cv. pfd                                                        721,721
              3,100  NiSource, Inc. $3.875 c.v. pfd.                                                                89,125
                                                                                                            --------------
                                                                                                                   953,791

Electronics and Electrical Equipment (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                200  Interact Electronic 14.00% cv. pfd                                                                200
              2,034  Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                                       130,176
             10,440  Sensormatic Electronics Corp. 144A $1.625 cv. pfd.                                            285,795
              1,500  Titan Corp. 144A $2.875 cv. pfd.                                                               72,375
                                                                                                            --------------
                                                                                                                   488,546

Energy-Related (1.3%)
--------------------------------------------------------------------------------------------------------------------------
              3,679  Evi, Inc. $2.50 cum. cv. pfd.                                                                 145,780
              5,500  Alliant Energy 144A 7.25% cv. pfd.                                                            473,000
              1,758  Calpine Capital Trust $2.88 cv. pfd.                                                          149,650
              5,700  Calpine Corp. 144A $2.25 cv. pfd.                                                             317,063
                931  Hanover Compressor $3.625 cv. pfd.                                                             67,847
                                                                                                            --------------
                                                                                                                 1,153,340

Entertainment (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              7,930  Metromedia International Group, Inc. $3.625 cv. cum. pfd.                                     262,681

Financial Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,535  Finova Finance Trust $2.75 cv. cum. pfd.                                                       68,116
              4,090  Penncorp Financial Group, Inc. $3.50 cv. pfd.                                                  36,810
                                                                                                            --------------
                                                                                                                   104,926

Food and Beverages (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              1,994  Ralston Purina Co. $4.336 cv. pfd.                                                             47,856
             13,753  Monsanto Co. $2.60 cv. pfd.                                                                   481,355
                                                                                                            --------------
                                                                                                                   529,211

Insurance and Finance (2.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,445  American General Delaware Corp. $3.00 cv. cum. pfd.                                           354,606
              1,516  American Heritage Life Investment Corp. $4.25 cv. pfd.                                        108,205
              2,080  Decs Trust VI 6.25% cv. pfd.                                                                  133,640
              3,029  Decs Trust IV $0.91 cv. pfd.                                                                   24,989
             16,300  Lincoln National Corp. $0.463 cv. cum. pfd.                                                   248,575
              6,700  Newell Financial Trust I $2.625 cv. cum. pfd.                                                 216,913
              4,800  Protective Life Corp. $3.25 cv. cum. pfd.                                                     178,800
                882  QUALCOMM Financial Trust $2.875 cum. cv. pfd.                                                 704,939
                474  St. Paul Capital LLC $3.00 cv. cum. pfd.                                                       22,219
                                                                                                            --------------
                                                                                                                 1,992,886

Investment Companies (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,300  Suiza Capital Trust II $2.75 cv. pfd.                                                         188,150

Machinery (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              3,865  Ingersoll-Rand Co. $0.195 cv. pfd.                                                             71,019

Media (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              2,422  Seagram Co., Ltd. $3.76 cv. pfd. (Canada)                                                     131,394

Metals and Mining (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             11,970  Pittston Mineral Corp. 144A $3.125 dep. shs. cv. pfd.                                         299,250

Medical Supplies and Devices (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              9,940  Owens & Minor Trust I 144A Ser. A, $2.688 cv. cum. pfd.                                       320,565

Oil and Gas (1.7%)
--------------------------------------------------------------------------------------------------------------------------
              6,611  Apache Corp. $2.015 c.v. pfd.                                                                 235,517
                560  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                                    20,720
              3,495  Coastal Corp. $1.656 cv. pfd.                                                                  89,123
              2,608  Kerr-McGee Corp. $1.825 cv. pfd.                                                               94,377
              2,000  Newfield Exploration Co. $3.25 cv. pfd.                                                       101,500
              4,900  Pogo Producing Co. Ser. A, $3.25 cv. pfd.                                                     274,400
              4,573  Tosco Financing Trust $2.875 cv. pfd.                                                         212,645
             12,390  Unocal Capital Trust $3.125 cv. cum. pfd.                                                     517,283
                115  XCL Ltd 144A Ser. A, $9.50 cv. cum. pfd.                                                          115
                                                                                                            --------------
                                                                                                                 1,545,680

Packaging and Containers (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              7,540  Owens-Illinois, Inc. $2.375 cv.pfd.                                                           172,478
             11,103  Sealed Air Corp. Ser. A, $2.00 cv.pfd.                                                        537,108
                                                                                                            --------------
                                                                                                                   709,586

Paper & Forest Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              4,276  Georgia Pacific Group $3.75 cv. pfd.                                                          165,962
             10,113  International Paper Co. $2.625 cv. pfd.                                                       429,769
                                                                                                            --------------
                                                                                                                   595,731

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              3,604  Readers Digest $0.453 cv. pfd.                                                                110,373
              4,076  Tribune Co. 2.00% cv. pfd.                                                                    515,105
                                                                                                            --------------
                                                                                                                   625,478

Railroads (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,079  Canadian National Railway Co. $2.625 c.v. pfd. (Canada)                                        43,160
              5,850  Union Pacific Capital Trust $3.125 cum. cv. pfd.                                              226,688
                                                                                                            --------------
                                                                                                                   269,848

Recreation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,211  Royal Caribbean Cruises Ltd. Ser. A, $3.625 cum. cv. pfd.                                     133,816

REITs (Real Estate Investment Trust) (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              6,814  Equity Residential Property Ser. E, $1.75 cv. pfd.                                            152,463
              2,337  Vornado Realty Trust Ser. A, $3.25 cv. cum. pfd.                                              102,244
                                                                                                            --------------
                                                                                                                   254,707

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,386  Wendy's Financing Ser. A, $2.50 cv. pfd.                                                       96,037

Retail (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              1,056  CVS Auto Exchange $6.00 cv. pfd.                                                               67,452
              9,736  K mart Financing I $3.875 cum. cv. pfd.                                                       395,525
                                                                                                            --------------
                                                                                                                   462,977

Steel (--%)
--------------------------------------------------------------------------------------------------------------------------
                600  LTV Corp. (The) 144A $4.13 cv. pfd.                                                            30,900

Telecommunications (1.1%)
--------------------------------------------------------------------------------------------------------------------------
              3,022  Global Crossing 144A $6.375 cv. pfd. (Bermuda)                                                365,036
              2,447  Global TeleSystems Group, Inc. $3.63 cv. pfd.                                                 115,232
                700  MGC Communications, Inc. Ser. D, cv. pfd. (PIK)                                                42,525
                965  Omnipoint Corp. $3.50 cv. pfd.                                                                183,591
              2,296  Qwest Trends Trust 144A $5.75 cv. pfd.                                                        173,922
                245  TCI Pacific Comm $5.00 cv. pfd.                                                                76,777
                                                                                                            --------------
                                                                                                                   957,083

Tobacco (--%)
--------------------------------------------------------------------------------------------------------------------------
              8,900  DIMON, Inc. $2.00 cv. pfd.                                                                     26,700

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,439  CNF Trust I Ser. A, $2.50 cv. cum. pfd.                                                       112,804

Utilities (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,886  El Paso Energy Capital Trust $2.375 cv. pfd.                                                   93,593
              3,200  KN Energy, Inc. $3.55 cv. pfd.                                                                130,400
              2,629  Texas Utilities Co. $4.625 cv. pfd.                                                           107,789
                600  Texas Utilities Co. $0.205 cv. pfd.                                                            22,950
                                                                                                            --------------
                                                                                                                   354,732
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $19,170,525)                                  $   18,178,855

PREFERRED STOCKS (2.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,926  AmeriKing, Inc. $3.25 pfd. (PIK)                                                       $       32,186
              2,970  Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                                  157,410
                893  Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                         99,793
                 56  Concentric Network Corp. Ser. B, $13.50 pfd. (PIK)                                             57,015
                  1  CSC Holdings, Inc. Ser. H, $11.75 cum. pfd. (PIK)                                                 111
              3,426  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            370,865
              7,510  Diva Systems Corp. Ser. C, $6.00 pfd.                                                          37,550
                109  Dobson Communications $13.00 pfd.                                                             118,265
                111  Dobson Communications Corp. 144A $12.25 pfd. (PIK)                                            111,000
                125  Fresenius Medical Capital Trust I Ser. D, $9.00 pfd.
                       (Germany)                                                                                   120,938
                135  Fresenius Medical Capital Trust II $7.875 company
                       guaranty, pfd. (Germany)                                                                    121,838
              2,247  Lady Luck Gaming Corp. $11.25 pfd.                                                            116,844
                 87  Nextel Communications, Inc. Ser. D, 13.00%
                       cum. pfd. (PIK)                                                                              92,220
                128  Nextlink Communications, Inc. 144A $7.00
                       cum. pfd. (PIK)                                                                               6,656
                423  Packaging Corp. of America $12.375 pfd. (PIK)                                                  49,385
                 19  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                            194,750
                 76  R&B Falcon Corp. $13.875 pfd.                                                                  78,280
                120  Rural Cellular Corp. $12.25 pfd. (PIK)                                                        120,300
              1,762  Trikon Technologies, Inc. Ser. H, $8.125 pfd. (PIK)                                            10,572
                228  Trikon Technologies, Inc. Ser. I, $8.125 pfd.                                                 319,368
                150  WinStar Communications, Inc. 144A 14.25%
                       cum. pfd. (PIK)                                                                             172,500
                                                                                                            --------------
                     Total Preferred Stocks (cost $2,266,880)                                               $    2,387,846

COMMON STOCKS (0.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                 50  AmeriKing, Inc. (NON)                                                                  $          500
              1,200  AMFM, Inc. (NON)                                                                               73,650
              4,704  BB&T Corp.                                                                                    110,544
                561  Cablevision Systems Corp. Class A (NON)                                                        36,009
             24,313  Celcaribe S.A. (Colombia)                                                                       9,117
             34,146  Celcaribe S.A. 144A (Colombia) (NON)                                                           59,756
              1,379  Fitzgerald Gaming Corp.                                                                           345
              1,537  MGC Communications, Inc.                                                                      106,053
                 58  Mothers Work, Inc. (NON)                                                                          660
                 55  Paging Do Brazil Holdings Co., LLC 144A
                       Class B, (Brazil) (NON)                                                                           1
              3,071  Pride International, Inc. (NON)                                                                45,489
             22,025  PSF Holdings LLC Class A                                                                      220,250
              2,621  Sensormatic Electronics Corp. 144A (NON)                                                       49,799
                305  Sensormatic Electronics Corp. (NON)                                                             5,795
              2,100  Spanish Broadcasting Systems                                                                   32,130
                 91  U.S. Interactive, Inc. (NON)                                                                    4,141
                757  Viatel, Inc. (NON)                                                                             42,629
                                                                                                            --------------
                     Total Common Stocks (cost $1,220,439)                                                  $      796,868

UNITS (0.6%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  Australis Media, Ltd. units stepped-coupon zero %
                       (15 3/4s, 5/15/00), 2003 (In default) (Australia) (STP) (NON)                        $           25
                150  Equinix, Inc. 144A units 13s, 2007                                                            154,500
                150  GT Group Telecom 144A units stepped-coupon zero %
                       (13 1/4s, 2/1/05), 2010 (Canada) (STP)                                                       87,750
                100  Leap Wireless 144A units 12 1/2s, 2010                                                        101,500
              3,000  Sovereign Bancorp, Inc. units zero %, 2000                                                    143,250
                200  XCL Ltd. units sr. sec. notes 13 1/2s, 2004
                       (In default) (NON)                                                                           20,000
                600  XCL Ltd. units cum. pfd. 9.50%, 2006
                       (In default) (NON) (PIK)                                                                        600
                                                                                                            --------------
                     Total Units (cost $990,983)                                                            $      507,625

WARRANTS (0.6%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                 80  Bestel S.A. (Mexico)                                                       5/15/05     $        9,600
                 70  Birch Telecommunications, Inc. 144A                                        6/15/08              3,850
                690  Cellnet Data Systems, Inc.                                                 10/1/07              3,450
                 80  Club Regina, Inc. 144A                                                     12/1/04                  1
              1,350  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00                135
                200  Decrane Holdings                                                           9/30/08                  2
                185  Diva Systems Corp.                                                         5/15/06             74,000
                879  Diva Systems Corp.                                                         3/1/08               7,032
                 90  Esat Holdings, Inc. (Ireland)                                              2/1/07              20,250
                400  Firstworld Communication                                                   4/15/08             80,000
              6,534  ICG Communications                                                         10/15/05           114,345
                 90  Insilco Holding Co.                                                        8/15/08                315
                200  Interact Systems, Inc.                                                     8/1/03                   2
                200  Interact Systems, Inc. 144A                                                12/15/09                 2
                 85  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  1
                175  Iridium World Com 144A                                                     7/15/05                  1
                200  KMC Telecom Holdings, Inc.                                                 4/15/08                700
                235  Knology Holdings                                                           10/22/07               527
                 20  Long Distance International, Inc. 144A                                     4/13/08                 25
                650  McCaw International Ltd.                                                   4/15/07              2,925
                 85  Mediq Inc. 144A                                                            6/1/09                   1
                110  Network Plus Corp.                                                         2/19/09             71,500
                 45  Onepoint Communications, Inc.                                              6/1/08                 450
                 90  Orbital Imaging Corp. 144A                                                 3/1/05               1,800
                150  Pathnet, Inc. 144A                                                         4/15/08              1,500
                 70  R&B Falcon Corp. 144A                                                      5/1/09              19,250
                 80  Startec Global Communications Corp.                                        5/15/08              1,440
                 75  Sterling Chemicals Holdings                                                8/15/08              1,350
                 50  Telehub Communications Corp.                                               7/31/05                 25
                250  21st Century Telecom Group 144A                                            2/15/10              6,875
                435  UIH Australia/Pacific, Inc. 144A                                           5/15/06             13,050
                115  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08             89,700
                                                                                                            --------------
                     Total Warrants (cost $162,273)                                                         $      524,104

SHORT-TERM INVESTMENTS (0.1%) (a) (cost $88,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       88,000  Interest in $702,886,000 joint repurchase agreement dated February 29, 2000, with Morgan (J.P.) & Co., Inc.
                       due March 1, 2000, with respect to various U.S. Treasury
                       obligations -- maturity value of $88,014 for an effective
                       yield of 5.76%                                                                       $       88,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $91,528,392) (b)                                               $   88,420,669
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $89,213,947.

  (b) The aggregate identified cost on a tax basis is $91,623,430 resulting in gross unrealized appreciation and depreciation of $10,131,631 and $13,334,392, respectively, or net unrealized depreciation of $3,202,761.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities as to public resale. The total market value of restricted securities held at
      February 29, 2000 was $259,025 or 0.3% of net assets.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at February 29, 2000, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $91,528,392) (Note 1)                                              $88,420,669
-----------------------------------------------------------------------------------------------
Cash                                                                                    146,949
-----------------------------------------------------------------------------------------------
Dividends and interest receivables                                                    1,147,652
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        1,008,645
-----------------------------------------------------------------------------------------------
Total assets                                                                         90,723,915

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   582,546
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        604,082
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            284,030
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               22,131
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           13,667
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                704
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    2,808
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,509,968
-----------------------------------------------------------------------------------------------
Net assets                                                                          $89,213,947

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (unlimited shares authorized) (Note 1)                              $91,878,793
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (799,226)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                  1,242,103
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (3,107,723)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $89,213,947

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($89,213,947 divided by 3,712,567 shares)                      $24.03
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended February 29, 2000
Investment income:
-----------------------------------------------------------------------------------------------
Interest income                                                                     $ 5,086,637
-----------------------------------------------------------------------------------------------
Dividends                                                                             1,478,378
-----------------------------------------------------------------------------------------------
Total investment income                                                               6,565,015

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,168,131
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          169,995
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        11,581
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          4,449
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  30,961
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    16,183
-----------------------------------------------------------------------------------------------
Auditing                                                                                 48,007
-----------------------------------------------------------------------------------------------
Legal                                                                                    18,489
-----------------------------------------------------------------------------------------------
Postage                                                                                   5,643
-----------------------------------------------------------------------------------------------
Other                                                                                    14,606
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,488,120
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (39,035)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,449,085
-----------------------------------------------------------------------------------------------
Net investment income                                                                 5,115,930
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      3,164,770
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                            3,562,128
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               6,726,898
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $11,842,828
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                     Year ended      Year ended
                                                                                    February 29     February 28
                                                                                           2000            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $ 5,115,930     $ 6,888,744
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      3,164,770       1,118,740
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                             3,562,128     (14,771,161)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      11,842,828      (6,763,677)

Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         (5,539,578)     (7,065,789)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income                                                   (893,174)             --
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                              (1,329,775)     (3,348,343)
---------------------------------------------------------------------------------------------------------------
Increase in capital share transactions from
reinvestment of dividends                                                                    --         199,702
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                               4,080,301     (16,978,107)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                    85,133,646     102,111,753
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $799,226 and
$378,403, respectively)                                                             $89,213,947     $85,133,646
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at the beginning of year                                           3,712,567       3,704,000
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                                             --           8,567
---------------------------------------------------------------------------------------------------------------
Shares outstanding at the end of year                                                 3,712,567       3,712,567
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

--------------------------------------------------------------------------------------------------------------------------------

                                                 Year                                                          For the period
Per-share                                       ended                                                           June 29, 1995+
operating performance                        February 29                  Year ended February 28               to February 29
--------------------------------------------------------------------------------------------------------------------------------
                                                 2000             1999             1998             1997             1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                            $22.93           $27.57           $26.40           $26.43           $24.85(c)
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                            1.38             1.86             1.76             1.77             1.17
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                       1.81            (3.69)            2.49             1.54             1.63
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                            3.19            (1.83)            4.25             3.31             2.80
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                               (1.49)           (1.91)           (1.77)           (1.83)           (1.15)
--------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                            (.24)              --               --             (.17)              --
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                   (.36)            (.90)           (1.31)           (1.34)            (.07)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (2.09)           (2.81)           (3.08)           (3.34)           (1.22)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                  $24.03           $22.93           $27.57           $26.40           $26.43
--------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                 $18.750          $22.500          $27.312          $24.375          $22.625
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                          (7.49)           (7.47)           26.03            23.54            (4.53)*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $89,214          $85,134         $102,112          $97,791          $97,881
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                        1.71             1.78             1.71             1.72             1.14*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                        5.89             7.31             6.45             6.66             4.56*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                          65.85            56.58            60.69            70.33            38.92*
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

(c) Represents initial net asset value of $25.00 less offering expenses of $0.15. Original offering costs were reduced by $0.03 to reflect actual cost incurred.



Notes to financial statements
February 29, 2000

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped- coupon bonds is amortized on a yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve, projected investment results for a given period. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, organization costs, non taxable dividends, dividends payable, defaulted bond interest, paydown gains and losses on mortgage-backed securities, market discount and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended February 29, 2000, the fund reclassified $895,999 to decrease distributions in excess of net investment income and $526,534 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $369,465. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.10% of average net assets.

The fund compensates Putnam Management for administrative services based on quarterly net assets of the fund. Such administrative fees are based at an annual rate of 0.25% of the average net assets of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide additional administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended February 29, 2000, fund expenses were reduced by $39,035 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $492 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended February 29, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $55,733,163 and $58,625,848, respectively. There were no purchases or sales of U.S. government obligations.


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $355,733 as capital gain at the 20% rate capital gain dividends for its taxable year ended February 29, 2000.

The fund has designated 16.30% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas V. Reilly
Vice President

Charles G. Pohl
Vice President and Fund Manager

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


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